Effects on Consolidated Statement of Comprehensive Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Condensed Consolidating Financial Information [Line Items]
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes		¥ 26,789
Unrealized gains (losses) on cash flow hedges, net of applicable taxes	(76)	31	(2)
Foreign currency translation adjustment, net of applicable taxes		34,196
Pension liability adjustment, net of applicable taxes		(5,468)
Total other comprehensive income (loss)	58,895	55,548	(27,588)
Comprehensive income	514,848	536,261	433,364
Comprehensive income attributable to NTT DOCOMO, INC.	523,431	546,443	436,338
Scenario, Previously Reported
Condensed Consolidating Financial Information [Line Items]
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes		75,614
Unrealized gains (losses) on cash flow hedges, net of applicable taxes		45
Foreign currency translation adjustment, net of applicable taxes		39,124
Pension liability adjustment, net of applicable taxes		(4,742)
Total other comprehensive income (loss)		110,041
Comprehensive income		595,361
Comprehensive income attributable to NTT DOCOMO, INC.		605,543
Restatement Adjustment
Condensed Consolidating Financial Information [Line Items]
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes		(48,825)
Unrealized gains (losses) on cash flow hedges, net of applicable taxes		(14)
Foreign currency translation adjustment, net of applicable taxes		(4,928)
Pension liability adjustment, net of applicable taxes		(726)
Total other comprehensive income (loss)		(54,493)
Comprehensive income		(59,100)
Comprehensive income attributable to NTT DOCOMO, INC.		¥ (59,100)